UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST
INVESTORS
TRUST

A NO LOAD FUND

Semi-Annual Report
For the Period Ending
March 31, 2020

Letter to Shareholders	1
Historical Information	2
Summary of Net Assets	5
Schedule of Investments	6
Financial Statements	10
Financial Highlights	13
Notes to Financial Statements	14
Trustees & Officers	21

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be posted to the Trust’s website (www.northeastinvestors.com/downloads/) and you will be notified by mail each time a report is posted and you will be provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To receive your shareholder reports or other communications electronically, please contact the Trust or your financial intermediary if you do not invest directly with the Trust.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact them to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800-225-6704 to inform the Trust that you wish to continue receiving paper copies of your shareholder reports.

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Dear Fellow Shareholders:

During the first half of fiscal 2020, Northeast Investors Trust posted a total return of -13.2%, which compares with a return of -10.9% for the ICE Bank of American Merrill Lynch US High Yield Index, the Trust’s benchmark index. The primary cause for the variance was the performance of the Trust’s out-of-index securities, which more than offset the relative outperformance of the high yield securities in the portfolio.

The period was, of course, a volatile one in the financial markets that started out with a relatively benign backdrop. The Federal Reserve had been responsive and aggressive in easing monetary policy in 2019, and, accordingly, interest rates continued to trend lower across the board.

However, our general view as the period proceeded was that it was largely unlikely that both absolute bond yields and “spreads” over Treasury yields would both remain low. The thinking was that low Treasury yields were evidence of weak economic conditions, while tight spreads on the other hand were suggestive of a sanguine view of the economy.

Accordingly, we continued to reduce the portfolio’s fixed income risk by shortening the average maturity of the bonds in the portfolio and by aiming to confine purchases to relatively solid credits. As a result, when financial markets recently came under extreme pressure on account of the Coronavirus, we were in a position to pounce on what we believed were bargains. More specifically, in March we pivoted and were able to invest nearly 20% of the portfolio which was either in cash or similar securities into higher yielding bonds, which had tumbled in price so that their yields reached between 6% and 12%. We were particularly pleased that virtually all of the purchases were of “BB” securities, which are at the higher quality end of the high yield market.

Looking forward, the environment is of course quite uncertain and best characterized as having a number of possible different paths forward. Returning to the out-of-index securities which were a key source of weakness during the period, we are hopeful that with time their pricing might improve.

As always, we remain significant shareholders in the fund, and we hope that this period will have proven an opportunity to prudently seek additional income for our shareholders in a low interest rate environment.

Sincerely,

Bruce H. Monrad

Historical Information (unaudited)

	At End of Fiscal Year			Distribution Per Share During Fiscal Year
Fiscal Year Ended Sept. 30	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain	Average Monthly Net Asset Value
2010	120,110,979	$6.03	$723,592,180	$0.44	$0.0000	$5.93
2011	84,950,722	5.52	468,925,715	0.44	0.0000	6.15
2012	99,735,587	6.03	601,338,130	0.41	0.0000	5.86
2013	135,886,143	6.44	875,171,812	0.37	0.0000	6.31
2014	83,921,225	6.48	543,360,576	0.47	0.0000	6.57
2015	69,240,411	4.86	335,875,302	0.43	0.0000	5.63
2016	70,765,064	4.58	323,791,971	0.32	0.0000	4.34
2017	63,155,485	4.82	303,915,087	0.30	0.0000	4.70
2018	56,897,420	4.53	257,206,545	0.26	0.0000	4.64
2019	48,736,225	4.14	201,345,500	0.20	0.0000	4.32
2020 (a)	45,303,709	3.48	157,502,542	0.13	0.0000	4.00

(a)	Six months ended March 31, 2020

Average Annual Total Return (unaudited)

One year ended March 31, 2020	-15.04%
Five years ended March 31, 2020	-3.26%
Ten years ended March 31, 2020	0.99%

SEC Yield (unaudited)*

Yield calculated as of March 31, 2020:    7.40%

*

The 30-Day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. The Statement of Additional Information contains additional information regarding the computation of the SEC yield.

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2019	Ending Account Value 3/31/2020	Expenses Paid During Period 9/30/2019 - 3/31/2020*
Actual Return -13.21%	1.58%	$ 1,000.00	$ 867.90	$7.79
Hypothetical (5% return before expenses)	1.58%	$ 1,000.00	$ 1,017.15	$7.99

*

Expenses are equal to the Trust’s annualized prior six month expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of similar mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Maturity Schedule
(% of portfolio)

Under 1 Year	7%
1-5 Years	72%
6-10 Years	21%
11-15 Years	0%
Over 15 Years	0%
Total	100%

Quarterly Portfolio Holdings

The Trust files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters, previously filed under Form N-Q through 12/31/2019). The Trust’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 800-225-6704, on the Trust’s website at www.northeastinvestors.com and on the SEC’s website at www.sec.gov.

Shareholders may also access and review information and reports of the Trust, including Forms N-PORT and N-Q, at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s website at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-576.

The SEC recently passed new modernization reporting rules to broaden and deepen the kinds of information that funds must disclose about their portfolio holdings and investment practices. The new reporting rules introduce Form N-PORT which replaces Form N-Q. The new form is primarily designed for use by the SEC and its staff to facilitate their oversight of the fund industry.

Summary of Net Assets March 31, 2020 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Loans & Notes
Auto Manufacturers	$9,387,783	5.96%
Building Products	5,266,000	3.34%
Coal	886,003	0.56%
Communications	5,475,000	3.48%
Consumer Discretionary	9,863,850	6.26%
Drug Stores	1,786,060	1.13%
Electrical Components & Equipment	691,365	0.44%
Electrical Utility	3,743,000	2.38%
Energy / Natural Resources	10,579,008	6.72%
Financial Services	4,700,000	2.98%
Gaming	864,000	0.55%
Health Care Facility	5,966,280	3.79%
Homebuilders	4,875,000	3.09%
Industrial Servicing / Manufacturing	22,488,763	14.28%
Metals & Mining	11,785,002	7.48%
Oil & Gas Drilling	8,693,251	5.52%
Paper / Forest Products	9,249,650	5.87%
Power Generation	3,842,450	2.44%
Technology	5,237,500	3.33%
Tobacco	18,551,800	11.78%
Total Corporate Bonds, Loans & Notes	$143,931,765	91.38%
Common Stock
Coal	$226,060	0.14%
Diversified Chemicals	1,541,586	0.98%
Electrical Utility	664,014	0.42%
Energy / Natural Resources	217,871	0.14%
Food Processing	5,006,321	3.18%
Metals & Mining	5,999,770	3.81%
Oil & Gas Drilling	1,191,697	0.76%
Packaging & Container	102,471	0.06%
Paper / Forest Products	291,662	0.19%
Retail Food Chain	1,282,632	0.81%
Transportation	88,629	0.06%
Total Common Stock	$16,612,713	10.55%
Total Preferred Stock	4,180,000	2.65%
Total Asset Backed Securities	700,207	0.45%
Total GDP-Linked Bonds	158,178	0.10%
Total Investments	$165,582,863	105.13%
Receivables	3,031,540	1.93%
Total Assets	$168,614,403	107.06%
Liabilities	(11,111,861)	-7.06%
Total Net Assets	$157,502,542	100.00%

Schedule of Investments (a) March 31, 2020 (unaudited)

Asset Backed Securities — 0.45%
Name of Issuer	Principal	Value
Airline Lease — 0.45%
Aircraft Fin Trust, 2.1385% FRN (1 month LIBOR + 0.48%), 5/15/24	$15,560,147	$700,207
Total Asset Backed Securities — (cost -$6,768,664)		$700,207
Corporate Bonds, Loans & Notes — 91.38%
Name of Issuer	Principal	Value
Auto Manufacturers — 5.96%
Fiat Chrysler Automobiles NV, 4.5%, 4/15/20	$5,000,000	$4,985,450
Ford Motor Credit Co LLC, 3.219%, 1/09/22	1,425,000	1,328,813
Ford Motor Credit Co LLC, 3.35%, 11/01/22	3,296,000	3,073,520
		9,387,783
Building Products — 3.34%
BMC East LLC, 5.5%, 10/01/24 (b)	5,000,000	4,825,000
Builders Firstsource, 6.75%, 6/01/27 (b)	450,000	441,000
		5,266,000
Coal — 0.56%
Westmoreland Mining Holdings LLC TL, PIK 15%, 3/15/29 (f)	1,532,611	886,003
Communications — 3.48%
Centurylink, Inc., 7.5%, 4/01/24	5,000,000	5,475,000
Consumer Discretionary — 6.26%
Foot Locker, Inc., 8.5%, 01/15/22	7,500,000	7,125,000
Griffon Corp, 5.25%, 3/01/22	2,945,000	2,738,850
		9,863,850
Drug Stores — 1.13%
Rite Aid Corp., 6.125%, 4/01/23 (b)	1,266,000	1,088,760
Rite Aid Corp., 7.5%, 7/01/25 (b)	734,000	697,300
		1,786,060
Electrical Components & Equipment — 0.44%
Advanced Lighting Technologies, PIK, FRN 18.87225% (3 month LIBOR +17%) 9/30/23 (b) (c)	7,247,013	691,365
Electrical Utility — 2.38%
DPL, Inc., 7.25%, 10/15/21	3,800,000	3,743,000
Energy/Natural Resources — 6.72%
American Eagle Energy Corp., 11%, 9/01/19 (b) (d) (e)	15,500,000	174,375
CNX Resources, Inc., 7.25%, 3/14/27	10,000,000	7,059,100
RAAM Global Energy Co., 12.5%, 10/01/15 (d) (e)	23,000,000	110,400
Range Resources Corp., 4.875%, 5/15/25	5,000,000	2,975,000
Talos Production LLC, 11%, 4/03/22	422,980	260,133
		10,579,008

Corporate Bonds, Loans & Notes — (continued)
Name of Issuer	Principal	Value
Financial Services — 2.98%
Synovous Financial Corp., 5.75%, 12/15/25	$5,000,000	$4,700,000
Gaming — 0.55%
Eldorado Resorts, Inc., 6%, 4/01/25	960,000	864,000
Health Care Facility — 3.79%
Universal Health Services, Inc., 4.75%, 8/01/22 (b)	6,000,000	5,966,280
Homebuilders — 3.09%
PulteGroup, Inc., 4.25%, 3/01/21	5,000,000	4,875,000
Industrial Servicing / Manufacturing — 14.28%
Clean Harbors, Inc., 4.875%, 7/15/27 (b)	500,000	489,450
Fortress Transportation and Infrastucture Investors LLC, 6.75%, 3/15/22 (b)	7,000,000	6,478,990
Mueller Industries, Inc., 6%, 3/01/27	6,089,000	5,495,323
XPO Logistics, Inc., 6.5%, 6/15/22 (b)	10,000,000	10,025,000
		22,488,763
Metals & Mining — 7.48%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,140,000
American Gilsonite Co., PIK 17%, 12/31/21 (b) (c)	8,398,033	5,577,227
Freeport-McMoran, Inc., 3.55%, 3/01/22	2,140,000	2,067,775
		11,785,002
Oil & Gas Drilling — 5.52%
Parker Drilling Co. TL, 13% (11% cash, 2% PIK), 3/26/24 (f)	2,527,428	2,438,968
Tidewater, Inc., 8%, 8/01/22	7,027,284	6,254,283
		8,693,251
Paper/Forest Products — 5.87%
Cenveo Corp., 8.5%, 9/15/22 (b) (d)	25,000,000	12,500
Neenah, Inc., 5.25%, 5/15/21 (b)	9,474,000	9,237,150
		9,249,650
Power Generation — 2.44%
Vistra Energy Corp., 8.125%, 1/30/26 (b)	3,700,000	3,842,450
Technology — 3.33%
Unisys Corp., 10.75%, 4/15/22 (b)	5,000,000	5,237,500
Tobacco — 11.78%
Pyxus International, Inc., 8.5%, 4/15/21 (b)	10,620,000	9,451,800
Vector Group LTD, 6.125%, 2/01/25 (b)	10,000,000	9,100,000
		18,551,800
Total Corporate Bonds, Loans & Notes — (cost -$224,162,651)		$143,931,765
GDP-Linked Bonds — 0.10%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (d)	$34,384,574	$158,178
Total GDP-Linked Bonds — (cost—$1,423,421)		$158,178

Common Stock — 10.55% Name of issuer	Number of Shares	Value
Coal — 0.14%
Westmoreland Mining Holding LLC, Class A Units (d) (f)	22,606	$226,060
Diversified Chemicals — 0.98%
Ingevity Corp. (d)	602	21,190
NL Industries, Inc.	510,200	1,520,396
		1,541,586
Electrical Components & Equipment — 0.00%
Advanced Lighting Technologies PFD (c) (d)	104,947	—
Electrical Utility — 0.42%
Homer City Holdings, LLC (d) (f)	221,338	664,014
Energy / Natural Resources — 0.14%
SilverBow Resources, Inc. (d)	5,058	12,493
Talos Energy, Inc. (d)	35,718	205,378
		217,871
Food Processing — 3.18%
Viskase Cos., Inc. (d)	3,052,635	5,006,321
Metals & Mining — 3.81%
American Gilsonite (c) (d) (f)	15,980	1,061,871
American Zinc Recycling, LLC (c) (d) (f)	21,539	4,937,899
Ormet Corp. (d)	372,638	—
		5,999,770
Oil & Gas Drilling — 0.76%
Key Energy Services, Inc. (d)	129	503
Parker Drilling Co. (d)	140,471	1,191,194
		1,191,697
Packaging & Container — 0.06%
Westrock Co.	3,626	102,471
Paper/Forest Products — 0.19%
Cenveo Enterprises, Inc. (d) (f)	20,833	291,662
Retail Food Chain — 0.81%
Romacorp, Inc. (c) (d) (f)	82,220	1,282,632
Transportation — 0.06%
Getlink SA	7,349	88,629
Total Common Stock — (cost—$52,370,160)		$16,612,713
Preferred Stock — 2.65%
Pipeline — 2.65%
Crestwood Equity Partners LP PFD, 9.25%, Perpetual	1,100,000	$4,180,000
Total Preferred Stock — (cost—$10,441,640)		$4,180,000

Warrants — 0.00% Name of issuer	Number of Shares	Value
Advanced Lighting Technologies, DTD 10/04/17 @ $123.27 expiration 10/04/27 (c) (d)	2,006
Total Warrants — (cost—$0)		$—
Total Investments — 105.33% (cost—$295,166,536)		$165,582,863
Net Other Assets and Liabilities — (5.13%)		(8,080,321)
Net Assets — 100%		$157,502,542

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $73,336,147 which represents 46.56% of total net assets. These securities are generally deemed liquid.

(c)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2020 was $13,550,994 which represents 8.60% of total net assets (See Note-I).

(d)	Non-income producing security.
(e)	Security is in principal default.
(f)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2020 was $11,789,109 which represents 7.49% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Cenveo Enterprises, Inc.	9/11/2018	$607,500
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. Term Loan	3/27/2019	$2,982,857
Romacorp, Inc.	11/15/2006	$4,118,756
Westmoreland Mining Holdings Co. Term Loan	3/15/2019	$2,445,129
Westmoreland Mining Holdings Co. Class A Units	3/15/2019	$641,637

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of March 31, 2020
PFD	Preferred Security
TL	Term Loan

Statement of Assets and Liabilities (unaudited)

March 31, 2020

Assets
Investments—at market value (cost $295,166,536)	$165,582,863
Receivable for interest	2,955,109
Miscellaneous Receivable	75,581
Receivable for shares sold	850
Total Assets	168,614,403

Liabilities
Line Of Credit	10,611,500
Payable for trustee fees	195,548
Accrued expenses	228,617
Payable for shares repurchased	76,196
Total Liabilities	11,111,861
Net Assets	$157,502,542
Net Assets Consist of:
Capital, at a $1.00 par value	$45,303,709
Paid in surplus	436,504,148
Total distributable earnings / (loss)	(324,305,315)
Net Assets	$157,502,542
Net Asset Value, offering price and redemption price per share ($157,502,542/45,303,709 shares)	$3.48

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Investment Income
Interest	$4,632,661
PIK Interest	902,164
Dividends	488,200
Legal Fee Reimbursement	45,996
Other Income	41,575
Total Income	6,110,596

Expenses
Administrative expenses and salaries	$714,272
Trustee fees	437,710
Computer and related expenses	101,075
Auditing fees	64,050
Commitment fees	56,395
Printing, postage and stationery fees	36,175
Custodian fees	28,025
Insurance	19,215
Registration and filing fees	18,300
Interest expense	16,928
Transfer Agent Fees	10,770
Telephone	4,575
Other expenses	40,260
Total Expenses	1,547,750
Net Investment Income	4,562,846
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	(214,754)
Change in unrealized appreciation (depreciation) of investments	(28,476,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,128,644)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$4,562,846	$10,959,819
Net realized gain (loss) from investment transactions	(214,754)	(18,328,963)
Change in unrealized appreciation (depreciation) of investments	(28,476,736)	(2,392,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,128,644)	(9,761,428)
Distributions to Shareholders from Operations	(6,138,424)	(10,272,771)
From Net Trust Share Transactions — (See Note D)	(13,575,890)	(35,826,846)
Total Increase (Decrease) in Net Assets	(43,842,958)	(55,861,045)
Net Assets:
Beginning of Period	201,345,500	257,206,545
End of Period	$157,502,542	$201,345,500

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31, 2020	Year Ended September 30,
Per Share Data	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value:
Beginning of Period	$4.14	$4.53	$4.82	$4.58	$4.86	$6.48
Income From Investment Operations:
Net investment income^	0.09	0.21	0.20	0.28	0.33	0.37
Net realized and unrealized gain (loss) on investment	-0.62	-0.40	-0.23	0.26	-0.29	-1.56
Total from investment operations	-0.53	-0.19	-0.03	0.54	0.04	-1.19
Less Distributions:
Net investment income	-0.13	-0.20	-0.26	-0.30	-0.32	-0.43
Net Asset Value:
End of Period	$3.48	$4.14	$4.53	$4.82	$4.58	$4.86
Total Return #	-13.21%	-4.27%	-0.39%	11.78%	1.30%	-19.12%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$157,503	$201,346	$257,207	$303,915	$323,792	$335,875
Ratio of operating expenses to average net assets *	1.63%	1.56%	1.48%	1.52%	1.60%	1.27%
Ratio of interest expense and commitment fee to average net assets	0.07%	0.15%	0.15%	0.13%	0.29%	0.18%
Ratio of net investment income to average net assets	4.81%	4.35%	4.35%	5.98%	7.66%	6.50%
Portfolio turnover rate	23.69%	42.69%	42.69%	61.33%	3.52%	7.72%

*	Includes Interest Expense and Commitment Fee when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the SEC under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies including FASB Accounting Standard update (“ASU”) 201308.

Note B–Significant Accounting Policies

Valuation of Investments: The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sale price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on analysis of market data and other factors such as last sale, dealer bids, yields, quality ratings, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data.

Securities for which market quotations are not readily available (including certain restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may also be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 P.M. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities valued in good faith on March 31, 2020 was $13,852,390, which represents 8.80% of net assets.

Notes to Financial Statements (continued)

Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2019 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting: The preparation of financial statements inconformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Notes to Financial Statements (continued)

Payment-In-Kind (PIK) Risk: Investments in PIK bonds may offer a higher interest rate than other securities and also a higher growth potential due to the compounding nature of the payments; however, these bonds also carry additional risk of default as they are generally issued by companies that do not have the cash flow available to make routine cash interest payments to the lenders.

Repurchase Agreement Risk: In the event of default or bankruptcy by either party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

New Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU was effective for annual periods beginning after December 15, 2018. Management has adopted the ASU.

Note C–Trustees’ Compensation

Trustees’ compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the year ended March 31, 2020 the current Independent Trustees were aggregately paid $60,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2020 was 6,214,211 shares (13.71%).

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent and dividend disbursement related functions and other administrative functions of the Trust.

Note D—Shares of Beneficial Interest

At March 31, 2020, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Shares Sold	184,840	$741,783	1,139,356	$4,910,394
Shares issued to shareholders in reinvestment of distributions from net investment income	1,002,776	4,038,752	1,591,633	6,825,365
	1,187,616	$4,780,535	2,730,989	$11,735,759
Shares redeemed	(4,620,132)	(18,356,425)	(10,892,184)	(47,562,605)
Net Increase (Decrease)	(3,432,516)	$(13,575,890)	(8,161,195)	$(35,826,846)

Notes to Financial Statements (continued)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $55,745,162 and $43,134,958 respectively, for the six months ended March 31, 2020.

Note F–Line of Credit

The Trust’s line of credit, which does not require maintenance of compensating balances, is generally on a demand basis and is at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the one-month LIBOR Rate during the period in which such loan is outstanding. At March 31, 2020 the Trust has an unused line of credit amounting to $29,388,500. The Trust pays a commitment fee of 0.20% on the unused portion of the line of credit when the loan balance is equal to or greater than $24,000,000 and otherwise pays 0.25%. The line of credit may be terminated at the bank’s option at its annual renewal date, on January 8, 2021.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2020:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$2,885,892
Weighted average interest rate	2.78%

Note G–Repurchase Agreement

The Trust invests its cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. There was no repurchase agreement at March 31, 2020.

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2020 and year ended September 30, 2019 were $6,138,424 and $10,272,771, and were classified as ordinary income.

The Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”) was enacted to update some of the federal income and excise tax rules related to regulated investment companies. The RIC Mod Act allows new capital losses to be carried forward indefinitely rather than for a maximum of eight years. The capital losses also now retain the character of the original loss rather than be carried forward as short-term losses as under previous law. The provisions of the RIC Mod Act are effective for taxable years beginning after December 22, 2010. Losses incurred during these years (Post-RIC Mod Act) will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result the Pre-RIC Mod Act capital loss carryforwards may expire unused. The Trust’s expired unused 2019 Pre-RIC Mod Act capital loss carryforward of $159,796,299 is reflected in paid

Notes to Financial Statements (continued)

in surplus. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

At September 30, 2019 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$2,129,477
Capital Loss Carryfoward Pre-RIC Mod Act:
2019
Capital Loss Carryfoward Post-RIC Mod Act:	(195,792,574)
Unrealized gains (losses) - net	(100,375,150)
Total distributable earnings (losses) - net	$(294,038,247)

At March 31, 2020 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$295,030,192
Gross unrealized gain	4,565,455
Gross unrealized loss	(134,012,784)
Net unrealized security gain (loss)	$(129,447,329)

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

Note I–Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

Notes to Financial Statements (continued)

The following table summarized the Trust’s investment as of March 31, 2020 based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total as of 3/31/2020
Corporate Bonds, Loans & Notes	$—	$137,663,173	$6,268,592	$143,931,765
Common Stock	1,862,431	7,467,880	7,282,402	16,612,713
Preferred Stock	4,180,000	—	—	4,180,000
GDP Linked Security	—	158,178	—	158,178
Asset Backed Security	—	700,207	—	700,207
Warrants	—	—	—	—
	$6,042,431	$145,989,438	$13,550,994	$165,582,863

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. For the six months ended March 31, 2020, there was one transfer from Level 2 to Level 3 due to an absence of observable inputs at the end of the period.

At March 31, 2020, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Loans & Notes	Common and PFD Stock	Totals as of 3/31/2020
Beginning Balance @ 9/30/19	$1,928,586	$11,913,013	$13,841,599
Purchases	—	1,319,310	1,319,310
Sales	—	—	—
Realized Gain(Loss)	—	—	—
Net Change in Unrealized
Appreciation/(Depreciation)	(1,237,221)	(5,949,921)	(7,187,142)
Transfers into Level 3 from Level 2	5,577,227	—	5,577,227
Transfers out of Level 3 to Level 2	—	—	—
Ending Balance @ 03/31/2020	$6,268,592	$7,282,402	$13,550,994

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2020
Corporate Bonds, Loans & Notes	$(1,558,318)
Common Stock	(5,949,921)
Totals	$(7,508,239)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required

Notes to Financial Statements (continued)

additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2020:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Corporate Bonds, Loans & Notes
Electrical Components & Equipment	$691,365	Market Comparable (2)	Forward EBITDA Multiple	5x - 13.6x	Increase
Metals and Mining	5,577,227	Market Comparable (2)	EBITDA Multiple	2.3x - 9.3x	Increase
Common Stock
Retail Food Chains	1,282,632	Market Comparable (2)	Forward EBITDA Multiple	8x	Increase
Metals and Mining	1,061,871	Market Comparable (2)	Forward EBITDA Multiple	2.3x - 9.3x	Increase
Metals and Mining	4,937,899	Market Comparable (2)	EBITDA Multiple	2.3x - 9.3x	Increase
	$13,550,994

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2020 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Other

In the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be minimal.

Trustees & Officers

The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Peter J. Blampied, George P. Beal, and Charles R. Daugherty. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Suite 1802, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
Affiliated Trustees and Fund Officers
Ernest E. Monrad# Age: 89 Years of Service: 58	Trustee	Trustee of Northeast Investors Trust; Chairman of Sippican Capital Advisors
Bruce H. Monrad# Age: 58 Years of Service: 26	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 63 Years of Service: 32	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors
David A. Randall Age: 53 Years of Service: 19	Chief Compliance Officer	Officer of Northeast Investors Trust
Independent Trustees
Peter J. Blampied Age: 77 Years of Service: 19	Trustee	Director of A.W. Perry, Inc.
George P. Beal Age: 66 Years of Service: 15	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors
Charles R. Daugherty Age: 66 Years of Service: 15	Trustee	Managing Partner, Stanwich Advisors, LLC

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.
#	Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

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Trustees

Ernest E. Monrad Peter J. Blampied Charles R. Daugherty	Bruce H. Monrad George P. Beal

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President & Chief Financial Officer
David A. Randall, Vice President & Chief Compliance Officer
Chapin P. Mechem, Vice President
Matthew D. Fratolillo, Vice President
Joseph R. Morrison, Vice President
Nancy A. Holler, Assistant Vice President

Custodian

State Street Bank & Trust Co.
1 Iron Street
Boston, Massachusetts 02110

Legal Counsel

Dechert LLP
90 State House Square
Hartford, CT 06103

Transfer Agent

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110
(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	99.CODE ETH – NOT APPLICABLE

(a)(2)

99.CERT - Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	99.906CERT - A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 1, 2020

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 1, 2020

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 1, 2020